SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO

Class	A	C	J	Inst.	R-1	R-3	R-4	R-5
Ticker Symbol(s)	SACAX	SWHCX	PSWJX	PSWIX	PSGGX	PSGPX	PSGLX	PSGFX
Principal Funds, Inc. Summary Prospectus March 1, 2024 as amended March 18, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders, and other information about the Fund online at www.PrincipalAM.com/Prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2024, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
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Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.10%	0.17%	0.06%	0.02%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.19%	2.01%	1.05%	0.86%	1.72%	1.41%	1.22%	1.10%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class C	304	630	1,083	2,126
Class J	207	334	579	1,283
Institutional Class	88	274	477	1,061
Class R-1	175	542	933	2,030
Class R-3	144	446	771	1,691
Class R-4	124	387	670	1,477
Class R-5	112	350	606	1,340
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$204	$630	$1,083	$2,126
Class J	107	334	579	1,283
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.2% of the average value of its portfolio.
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Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•    between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
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Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.17%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.15)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	14.77%	10.12%	7.21%
Class A Return After Taxes on Distributions	14.47%	8.81%	5.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	8.98%	7.91%	5.32%
Class C Return Before Taxes	19.45%	10.49%	7.16%
Class J Return Before Taxes	20.59%	11.55%	7.97%
Institutional Class Return Before Taxes	21.82%	11.73%	8.18%
Class R-1 Return Before Taxes	20.82%	10.71%	7.22%
Class R-3 Return Before Taxes	21.14%	11.12%	7.58%
Class R-4 Return Before Taxes	21.45%	11.34%	7.79%
Class R-5 Return Before Taxes	21.49%	11.46%	7.92%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	22.96%	12.77%	9.25%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
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Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Brody Dass (since 2022), Portfolio Manager
•    Todd A. Jablonski (since 2010), Portfolio Manager
•    Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.
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